Schedule of Investments (unaudited)	iShares® Investment Grade Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$200	$198,679
Aerospace & Defense — 3.0%
Boeing Co. (The)
4.88%, 05/01/25 (Call 04/01/25)	394	442,636
5.04%, 05/01/27 (Call 03/01/27)	740	853,083
5.15%, 05/01/30 (Call 02/01/30)	305	357,018
5.93%, 05/01/60 (Call 11/01/59)	605	786,525
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	760	870,708
Northrop Grumman Corp., 4.75%, 06/01/43	170	211,088
Raytheon Technologies Corp.
4.88%, 10/15/40	580	717,058
5.70%, 04/15/40	345	460,109
		4,698,225
Agriculture — 2.5%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	78	89,312
5.38%, 01/31/44	588	680,173
5.80%, 02/14/39 (Call 08/14/38)	515	622,285
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	486	516,281
5.28%, 04/02/50 (Call 02/02/49)	170	186,147
Philip Morris International Inc., 6.38%, 05/16/38	515	716,599
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	345	383,591
5.70%, 08/15/35 (Call 02/15/35)(a)	231	272,848
5.85%, 08/15/45 (Call 02/12/45)	388	451,551
		3,918,787
Airlines — 0.6%
Southwest Airlines Co.
4.75%, 05/04/23	215	231,819
5.25%, 05/04/25 (Call 04/04/25)	625	716,890
		948,709
Auto Manufacturers — 1.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	485	726,019
Stellantis NV, 5.25%, 04/15/23	890	962,882
		1,688,901
Auto Parts & Equipment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	510	561,928

Banks — 5.1%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(b)	13	14,321
4.45%, 03/03/26	210	239,468
Citigroup Inc.
3.40%, 05/01/26	569	625,148
3.70%, 01/12/26	433	480,621
4.60%, 03/09/26	289	331,577
8.13%, 07/15/39	401	672,990
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	710	764,649
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26 (Call 11/25/25)	290	322,243
HSBC Holdings PLC
3.90%, 05/25/26(a)	595	663,498
4.25%, 08/18/25	200	222,015
4.30%, 03/08/26	730	827,727

	Par
Security	(000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(b)	$170	$176,607
3.30%, 04/01/26 (Call 01/01/26)	530	581,836
3.90%, 07/15/25 (Call 04/15/25)	215	239,268
Morgan Stanley, Series F, 3.88%, 04/29/24	81	88,405
Royal Bank of Canada, 4.65%, 01/27/26	560	645,397
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	200	209,413
Wells Fargo & Co.
3.00%, 02/19/25	180	193,646
3.00%, 04/22/26	660	714,378
		8,013,207
Beverages — 2.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	635	756,554
Anheuser-Busch InBev Worldwide Inc.
4.60%, 06/01/60 (Call 12/01/59)	75	86,226
5.45%, 01/23/39 (Call 07/23/38)	255	322,924
8.20%, 01/15/39	277	446,258
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	116	127,535
3.70%, 12/06/26 (Call 09/06/26)	120	133,263
4.25%, 05/01/23	700	749,759
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)(a)	630	709,964
4.60%, 05/25/28 (Call 02/25/28)	330	384,743
		3,717,226
Biotechnology — 2.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)(a)	500	518,998
4.40%, 05/01/45 (Call 11/01/44)	284	332,675
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	665	737,045
Biogen Inc.
3.25%, 02/15/51 (Call 08/15/50)(c)	499	467,444
5.20%, 09/15/45 (Call 03/15/45)(a)	115	147,325
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	640	776,586
5.65%, 12/01/41 (Call 06/01/41)	545	729,422
		3,709,495
Building Materials — 0.2%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	280	298,918
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	35	39,740
		338,658
Chemicals — 1.5%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	185	198,914
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	160	215,875
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	295	377,378
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	515	581,371
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	275	330,521
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	549	599,515
LYB International Finance III LLC, 3.80%, 10/01/60 (Call 04/01/60)	65	64,641
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	40	45,915
		2,414,130
Commercial Services — 1.9%
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	195	199,927
3.20%, 08/15/29 (Call 05/15/29)	165	173,840

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
4.00%, 06/01/23 (Call 05/01/23)	$45	$47,984
4.80%, 04/01/26 (Call 01/01/26)	400	459,803
Moody’s Corp., 2.55%, 08/18/60 (Call 02/18/60)	250	206,985
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	745	766,941
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	535	562,397
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	495	548,836
		2,966,713
Computers — 2.2%
Apple Inc.
3.20%, 05/13/25	220	240,704
3.35%, 02/09/27 (Call 11/09/26)	170	188,799
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(c)	80	95,372
8.10%, 07/15/36 (Call 01/15/36)(c)	400	592,039
8.35%, 07/15/46 (Call 01/15/46)(c)	480	753,369
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	45	47,905
6.00%, 09/15/41	637	828,169
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(c)	600	673,722
		3,420,079
Diversified Financial Services — 3.5%
Brookfield Finance Inc.
4.70%, 09/20/47 (Call 03/20/47)(a)	165	192,638
4.85%, 03/29/29 (Call 12/29/28)	650	755,429
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	530	571,882
3.75%, 03/09/27 (Call 02/09/27)	655	733,730
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	100	112,029
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	760	771,221
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)	220	248,818
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	160	178,745
Raymond James Financial Inc., 4.95%, 07/15/46	490	617,751
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	540	596,603
5.15%, 03/19/29 (Call 12/19/28)	310	359,911
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	245	243,745
2.85%, 01/10/25 (Call 12/10/24)	175	185,434
		5,567,936
Electric — 9.2%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	75	83,236
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	505	559,563
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	75	86,392
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	490	569,594
Consolidated Edison Co. of New York Inc., Series C, 3.00%, 12/01/60 (Call 06/01/60)	265	237,817
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	100	100,269
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	325	360,398
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)(a)	35	33,884
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	156	166,532
3.80%, 03/15/27 (Call 12/15/26)(a)	105	116,983
Series C, 2.53%, 10/01/24	235	247,655
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	250	282,515
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	765	809,790
3.75%, 04/15/24 (Call 01/15/24)	315	340,128

	Par
Security	(000)	Value

Electric (continued)
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	$95	$103,983
3.40%, 10/01/46 (Call 04/01/46)	255	267,116
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	220	241,709
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	190	218,156
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	469	512,510
4.75%, 06/15/46 (Call 12/15/45)	605	692,100
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	97	111,791
4.20%, 04/01/50 (Call 10/01/49)	580	682,023
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	535	552,528
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	165	173,909
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	374	408,034
3.95%, 06/15/25 (Call 03/15/25)	685	755,882
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	294	333,790
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	133	149,395
3.95%, 03/01/48 (Call 09/01/47)	125	146,124
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	665	716,857
Georgia Power Co., 4.30%, 03/15/42(a)	55	63,147
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	205	207,307
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49 (Call 12/01/48)	240	269,846
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	500	542,721
3.40%, 02/01/28 (Call 10/01/27)	545	592,310
4.00%, 02/01/48 (Call 08/01/47)	50	54,016
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	65	66,926
4.00%, 04/01/47 (Call 10/01/46)	640	652,665
Series A, 4.20%, 03/01/29 (Call 12/01/28)	141	157,502
Series B, 4.88%, 03/01/49 (Call 09/01/48)(a)	150	173,288
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	129,245
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	655	712,107
4.40%, 07/01/46 (Call 01/01/46)	665	761,106
		14,442,849
Electronics — 0.6%
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	200	198,747
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	150	150,607
3.00%, 01/15/31 (Call 10/15/30)	225	228,219
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	160	185,143
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	225	259,622
		1,022,338
Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	255	286,559
Food — 2.9%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	155	170,998
4.15%, 03/15/28 (Call 12/15/27)	655	740,254
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)(a)	520	577,220
JM Smucker Co. (The), 3.50%, 03/15/25	690	754,006
Kellogg Co.
3.25%, 04/01/26	280	305,936
3.40%, 11/15/27 (Call 08/15/27)(a)	55	60,204
4.30%, 05/15/28 (Call 02/15/28)	210	240,955

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	$105	$114,186
5.65%, 04/01/25 (Call 03/01/25)	200	233,427
6.60%, 04/01/40 (Call 10/01/39)	402	578,975
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	245	271,220
3.95%, 08/15/24 (Call 05/15/24)	460	503,357
		4,550,738
Forest Products & Paper — 0.3%
International Paper Co., 4.80%, 06/15/44 (Call 12/15/43)	365	447,829

Gas — 0.6%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	160	158,962
5.50%, 01/15/26 (Call 12/15/25)(a)	260	301,764
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	475	550,901
		1,011,627
Health Care - Products — 2.2%
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	550	581,009
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	200	227,912
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	608	649,260
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)(a)	215	215,782
3.75%, 03/15/51 (Call 09/15/50)	270	275,869
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	600	662,608
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	735	800,814
		3,413,254
Health Care - Services — 2.8%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	500	522,015
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	405	438,946
4.10%, 03/01/28 (Call 12/01/27)	85	96,325
4.65%, 01/15/43.	180	215,689
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)	620	753,980
5.50%, 06/15/47 (Call 12/15/46)	375	471,112
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	155	163,846
3.95%, 03/15/27 (Call 12/15/26)	167	187,948
4.95%, 10/01/44 (Call 04/01/44)	315	385,690
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	615	668,569
3.60%, 09/01/27 (Call 06/01/27)	100	110,496
4.70%, 02/01/45 (Call 08/01/44)	103	120,375
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	115	126,874
4.20%, 06/30/29 (Call 03/30/29)	170	193,986
		4,455,851
Holding Companies - Diversified — 1.3%
Ares Capital Corp., 3.88%, 01/15/26 (Call 12/15/25)	830	888,805
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	220	229,178
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	475	496,452
3.75%, 07/22/25 (Call 06/22/25)	120	127,447
4.25%, 01/15/26 (Call 12/15/25)	235	253,784
		1,995,666
Home Builders — 0.4%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	575	664,956

	Par
Security	(000)	Value

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	$195	$229,562
Insurance — 3.2%
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	190	207,370
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	125	141,753
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	300	330,857
3.88%, 01/15/35 (Call 07/15/34)	34	37,500
3.90%, 04/01/26 (Call 01/01/26)	679	757,636
4.50%, 07/16/44 (Call 01/16/44)	175	203,758
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	349	389,254
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)(a)	265	260,034
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	95	104,311
3.90%, 05/01/29 (Call 02/01/29)	100	111,050
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	515	521,233
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	250	278,166
4.85%, 04/17/28 (Call 01/17/28)	175	197,782
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	255	251,424
3.40%, 06/15/30 (Call 03/15/30)	215	228,045
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	180	208,659
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	15	16,843
5.00%, 05/20/49 (Call 11/20/48)	180	229,070
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	90	108,523
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	85	100,186
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	110	118,888
4.50%, 09/15/28 (Call 06/15/28)	198	227,949
		5,030,291
Internet — 1.6%
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	545	602,792
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	390	420,913
3.60%, 06/05/27 (Call 03/05/27)	469	519,972
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	785	803,757
4.63%, 08/01/27 (Call 05/01/27)(c)	100	113,202
		2,460,636
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	235	253,855

Lodging — 1.2%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	95	99,900
3.50%, 08/18/26 (Call 06/18/26)	635	672,548
3.90%, 08/08/29 (Call 05/08/29)	145	151,940
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	435	504,626
Series R, 3.13%, 06/15/26 (Call 03/15/26)	470	499,318
		1,928,332
Machinery — 0.7%
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	200	207,501

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)(a)	$185	$201,718
4.95%, 09/15/28 (Call 06/15/28)	645	743,105
		1,152,324
Manufacturing — 1.5%
General Electric Co.
5.88%, 01/14/38	500	661,783
6.75%, 03/15/32	405	549,324
6.88%, 01/10/39	570	829,523
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	290	301,894
		2,342,524
Media — 2.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	164	195,352
5.75%, 04/01/48 (Call 10/01/47)	210	256,625
6.38%, 10/23/35 (Call 04/23/35)	515	672,717
6.48%, 10/23/45 (Call 04/23/45)	565	743,478
Comcast Corp., 4.75%, 03/01/44(a)	135	167,353
NBCUniversal Media LLC, 5.95%, 04/01/41	55	77,436
Time Warner Cable LLC
6.55%, 05/01/37	285	378,070
6.75%, 06/15/39(a)	561	766,359
		3,257,390
Mining — 0.9%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	408	501,579
Southern Copper Corp.
5.25%, 11/08/42	10	12,120
5.88%, 04/23/45(a)	433	567,230
6.75%, 04/16/40	290	401,287
		1,482,216
Oil & Gas — 0.1%
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	85	94,652
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(a)	185	202,494
Pharmaceuticals — 6.5%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)(a)	625	677,269
3.60%, 05/14/25 (Call 02/14/25)	710	776,399
4.25%, 11/14/28 (Call 08/14/28)	440	506,749
4.50%, 05/14/35 (Call 11/14/34)	367	435,159
4.70%, 05/14/45 (Call 11/14/44)	280	337,012
AstraZeneca PLC
4.00%, 09/18/42	33	37,812
6.45%, 09/15/37	475	691,402
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	476	530,568
3.73%, 12/15/24 (Call 09/15/24)	490	536,290
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)	80	87,981
3.40%, 03/15/50 (Call 09/15/49)	25	24,908
4.38%, 10/15/28 (Call 07/15/28)	800	923,046
4.80%, 07/15/46 (Call 01/16/46)	550	671,629
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	390	419,255
4.30%, 03/25/28 (Call 12/25/27)	618	708,152
4.78%, 03/25/38 (Call 09/25/37)	674	802,547
5.13%, 07/20/45 (Call 01/20/45)	267	332,962

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)	$570	$573,038
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	245	267,664
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	235	280,572
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	101	108,958
4.50%, 11/13/25 (Call 08/13/25)	380	432,204
4.70%, 02/01/43 (Call 08/01/42)	105	129,935
		10,291,511
Pipelines — 5.7%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)(a)	205	212,376
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	510	575,274
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	141	148,031
5.50%, 12/01/46 (Call 05/29/46)	210	267,290
Enterprise Products Operating LLC
3.95%, 01/31/60 (Call 07/31/59)	20	20,523
5.10%, 02/15/45 (Call 08/15/44)	290	354,310
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	625	706,820
5.30%, 12/01/34 (Call 06/01/34)	316	379,601
5.55%, 06/01/45 (Call 12/01/44)	396	488,750
MPLX LP
4.50%, 04/15/38 (Call 10/15/37	650	720,250
4.88%, 06/01/25 (Call 03/01/25)	215	242,832
5.20%, 03/01/47 (Call 09/01/46)	290	341,430
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	155	179,517
5.63%, 03/01/25 (Call 12/01/24)	290	333,021
5.88%, 06/30/26 (Call 12/31/25)	540	640,643
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	644	710,122
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	40	45,391
4.63%, 03/01/34 (Call 12/01/33)	10	11,627
4.88%, 01/15/26 (Call 10/15/25)(a)	490	565,978
7.63%, 01/15/39.	378	570,824
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	165	210,354
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	495	550,545
5.10%, 09/15/45 (Call 03/15/45)	30	35,299
6.30%, 04/15/40	487	642,834
		8,953,642
Real Estate Investment Trusts — 5.5%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	130	141,565
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	105	116,791
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	135	147,413
3.80%, 08/15/29 (Call 05/15/29)	200	220,176
4.00%, 06/01/25 (Call 03/01/25)	310	342,664
5.00%, 02/15/24	505	562,512
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,04/15/23	590	626,818
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	105	115,272
3.80%, 02/15/28 (Call 11/15/27)	65	71,669

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.45%, 02/15/26 (Call 11/15/25)	$265	$300,144
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	280	296,576
3.45%, 11/15/29 (Call 08/15/29)	200	209,104
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	535	599,355
4.45%, 07/15/28 (Call 04/15/28)	195	223,759
Equinix Inc.
3.20%, 11/18/29 (Call 08/18/29)	211	222,958
5.38%, 05/15/27 (Call 05/15/22)	695	745,228
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	315	356,098
5.30%, 01/15/29 (Call 10/15/28)(a)	520	600,127
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	245	255,624
3.75%, 07/01/27 (Call 04/01/27)(a)	100	111,571
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	160	174,056
3.50%, 07/15/29 (Call 04/15/29)	300	327,646
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	115	125,803
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	105	116,297
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	825	913,355
4.25%, 04/15/28 (Call 01/15/28)	211	238,814
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	395	448,607
		8,610,002
Retail — 2.3%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	170	195,308
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	100	110,681
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	125	138,500
4.20%, 05/15/28 (Call 02/15/28)	635	718,128
McDonald's Corp.
4.70%, 12/09/35 (Call 06/09/35)	165	199,876
4.88%, 12/09/45 (Call 06/09/45)	100	124,608
O'Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	490	544,865
3.90%, 06/01/29 (Call 03/01/29)	105	117,098
4.35%, 06/01/28 (Call 03/01/28)	170	195,446
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	230	260,341
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	578	631,434
4.80%, 11/18/44 (Call 05/18/44)	285	328,368
		3,564,653
Semiconductors — 4.7%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	274	303,631
3.90%, 12/15/25 (Call 09/15/25)	290	323,548
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%,01/15/27 (Call 10/15/26)	91	99,975
Broadcom Inc.
4.11%, 09/15/28 (Call 06/15/28)(a)	304	335,877
4.70%, 04/15/25 (Call 03/15/25)	150	169,069
4.75%, 04/15/29 (Call 01/15/29)	314	359,148
5.00%, 04/15/30 (Call 01/15/30)	710	819,516
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	760	850,533
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(c)	550	553,563
2.95%, 04/15/31 (Call 01/15/31)(c)	265	268,190

	Par
Security	(000)	Value

Semiconductors (continued)
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	$835	$894,449
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	155	170,674
4.66%, 02/15/30 (Call 11/15/29)	235	270,644
4.98%, 02/06/26 (Call 12/06/25)	215	248,372
5.33%, 02/06/29 (Call 11/06/28)(a)	215	256,343
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	462	511,633
5.35%, 03/01/26 (Call 01/01/26)(c)	205	239,701
5.55%, 12/01/28 (Call 09/01/28)(a)(c)	165	200,194
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	530	564,773
		7,439,833
Shipbuilding — 0.4%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	225	246,028
3.84%, 05/01/25 (Call 04/01/25)	156	171,219
4.20%, 05/01/30 (Call 02/01/30)	175	198,125
		615,372
Software — 3.1%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	95	103,988
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	245	254,707
4.50%, 12/01/27 (Call 09/01/27)	491	558,187
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	370	407,583
4.20%, 10/01/28 (Call 07/01/28)	610	695,206
4.40%, 07/01/49 (Call 01/01/49)	25	28,875
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	500	520,941
3.40%, 07/08/24 (Call 04/08/24)	435	468,851
5.38%, 07/15/40.	315	393,390
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	480	546,892
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)(a)	686	761,963
4.50%, 05/15/25 (Call 04/15/25)	135	151,708
		4,892,291
Telecommunications — 7.1%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)(a)(c)	153	147,773
3.40%, 05/15/25 (Call 02/15/25)	420	460,521
3.50%, 06/01/41 (Call 12/01/40)	30	30,094
3.50%, 09/15/53 (Call 03/15/53)(c)	17	16,130
3.55%, 09/15/55 (Call 03/15/55)(c)	77	72,808
3.65%, 09/15/59 (Call 03/15/59)(c)	330	315,536
4.13%, 02/17/26 (Call 11/17/25)	120	135,633
4.25%, 03/01/27 (Call 12/01/26)	640	727,515
4.35%, 03/01/29 (Call 12/01/28)	195	223,040
4.85%, 03/01/39 (Call 09/01/38)	695	818,356
5.25%, 03/01/37 (Call 09/01/36)	190	234,708
5.65%, 02/15/47 (Call 08/15/46)	435	567,768
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	615	790,725
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	500	740,253
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	175	190,413
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	115	111,265
4.60%, 02/23/28 (Call 11/23/27)	80	91,675
4.60%, 05/23/29 (Call 02/23/29)	570	653,929
Orange SA, 9.00%, 03/01/31	210	327,075

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	$620	$672,858
3.75%, 04/15/27 (Call 02/15/27)(c)	30	32,979
3.75%, 04/15/27 (Call 02/15/27)	570	626,607
3.88%, 04/15/30 (Call 01/15/30)(c)	15	16,441
3.88%, 04/15/30 (Call 01/15/30)	120	131,527
4.38%, 04/15/40 (Call 10/15/39)	161	180,128
Verizon Communications Inc.
4.13%, 03/16/27	179	204,430
4.27%, 01/15/36	870	1,004,410
4.40%, 11/01/34 (Call 05/01/34)	278	324,783
4.50%, 08/10/33	97	113,934
Vodafone Group PLC
5.00%, 05/30/38	440	533,635
6.15%, 02/27/37	545	732,256
		11,229,205
Textiles — 0.1%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	150	162,892

Toys, Games & Hobbies — 0.6%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	260	284,923
3.90%, 11/19/29 (Call 08/19/29)	560	614,139
		899,062
Transportation — 2.4%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	298	439,167
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	205	232,320
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)	490	568,346
4.55%, 04/01/46 (Call 10/01/45)	505	589,675
4.75%, 11/15/45 (Call 05/15/45)	105	126,604
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	235	262,092
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	165	167,477

	Par/
	Shares
Security	(000)	Value

Transportation (continued)
Norfolk Southern Corp., 4.10%, 05/15/2121 (Call 11/15/2120)	$80	$82,331
Union Pacific Corp., 3.75%, 02/05/70 (Call 08/05/69)	560	580,943
United Parcel Service Inc., 6.20%, 01/15/38	465	672,713
		3,721,668
Total Corporate Bonds & Notes — 97.4%
(Cost: $148,207,406)		153,268,747

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	6,150	6,153,908
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,193	2,193,000
		8,346,908
Total Short-Term Investments — 5.3%
(Cost: $8,344,108)		8,346,908

Total Investments in Securities — 102.7%
(Cost: $156,551,514)		161,615,655

Other Assets, Less Liabilities — (2.7)%		(4,210,401)

Net Assets — 100.0%		$157,405,254

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,403,085	$1,750,737	(a)	$—	$(230)	$316	$6,153,908	6,150	$2,382	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	903,000	1,290,000	(a)	—	—	—	2,193,000	2,193	50		—
					$(230)	$316	$8,346,908		$2,432		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$153,268,747	$—	$153,268,747
Money Market Funds	8,346,908	—	—	8,346,908
	$8,346,908	$153,268,747	$—	$161,615,655